Leases - Additional Information (Details)	1 Months Ended
	Mar. 31, 2025	Apr. 30, 2024	Mar. 08, 2024	Jul. 31, 2022
Leases
Term of contract				24 months
Ardmore Sealeader
Leases
Period of extension			12 months
Hansa Sealifter and Hansa Sealancer
Leases
Lessee, Operating Lease, Existence of Option to Extend [true false]		true
Option to extend		12 months
Time charter-in contracts
Leases
Term of contract	12 months
Period of extension	3 months
Lease, Practical Expedients, Package [true false]	true